Note 15 - Earnings Per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Earnings Per Common Share (Details) - Basic and Diluted Earnings (Loss) Per Share [Line Items]
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,127,453	4,060,404	4,001,288
Net dilutive effect of :
Options and warrants	513,505	507,856	266,391
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,675,917	4,624,043	4,310,166
Net income (in Dollars)	$ 2,956	$ 7,379	$ 26,670
Dividends on preferred stock (in Dollars)	(108)	(1,710)	(2,068)
Net income available to common shareholders (in Dollars)	$ 2,848	$ 5,669	$ 24,602
Basic earnings per common share (in Dollars per share)	$ 0.69	$ 1.40	$ 6.15
Diluted earnings per common share (in Dollars per share)	$ 0.61	$ 1.23	$ 5.71
Restricted Stock [Member]
Net dilutive effect of :
Restricted stock awards	34,959	55,783	42,487